LEASES (Details) $ in Thousands	Jun. 30, 2025 USD ($) [1]
Leases [Abstract]
The remainder of 2025	$ 16,047
2026	25,101
2027	21,049
2028	21,119
2029	19,665
Thereafter	37,948
Total undiscounted cash flows	140,929
Less: Imputed interest	(14,717)
Present value of lease liabilities	$ 126,212

[1]	The table above excludes the additional floors associated with the new lease in Israel discussed in Note 10.